Significant Product Sales (Detail) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Property and Equipment Net by Country [Line Items]
Net sales		$ 1,548	$ 1,763	$ 1,595	$ 1,429	$ 1,361	$ 1,683	$ 1,488	$ 1,452	$ 1,329	$ 6,148	$ 5,952	$ 5,555
Hemophilia
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[1]										2,840	2,984	2,786
Immunoglobulin Therapies
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[2]										1,750	1,677	1,616
Inhibitor Therapies
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[3]										787	744	651
Bio Therapeutics
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[4]										684	$ 547	$ 502
Oncology
Schedule of Property and Equipment Net by Country [Line Items]
Net sales	[5]										$ 87

[1]	Primarily includes sales of recombinant factor VIII and factor IX products (ADVATE, ADYNOVATE, RECOMBINATE, and RIXUBIS) and plasma-derived hemophilia products (primarily factor VII, factor VIII and factor IX).
[2]	Includes sales of antibody-replacement immunoglobulin therapy products, including GAMMAGARD LIQUID, SUBCUVIA and HYQVIA.
[3]	Includes sales of FEIBA, a plasma-derived hemophilia product to treat patients who have developed inhibitors and OBIZUR, a recombinant porcine factor VIII product for the treatment of acquired hemophilia A.
[4]	Includes primarily plasma-derived specialty therapies including albumin and alpha-1 antitrypsin products, as well as contract manufacturing revenue.
[5]	Includes sales of ONCASPAR, a treatment for acute lymphoblastic leukemia.